UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS


                            MAXIM SERIES FUND, INC.

                           MAXIM BOND INDEX PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2004
                                   UNAUDITED

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
ASSETS:
      Investments in securities, market value  (1)                                                   $          125,527,455
      Cash                                                                                                           18,342
      Interest receivable                                                                                         1,197,959
      Subscriptions receivable                                                                                      244,560
                                                                                                       ---------------------
                                                                                                       ---------------------

      Total assets                                                                                              126,988,316
                                                                                                       ---------------------
                                                                                                       ---------------------

LIABILITIES:
      Due to investment adviser                                                                                      57,065
      Redemptions payable                                                                                           650,971
                                                                                                       ---------------------
                                                                                                       ---------------------

      Total liabilities                                                                                             708,036
                                                                                                       ---------------------
                                                                                                       ---------------------

NET ASSETS                                                                                           $          126,280,280
                                                                                                       =====================
                                                                                                       =====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $              970,557
      Additional paid-in capital                                                                                121,271,824
      Net unrealized appreciation on investments                                                                  1,876,573
      Undistributed net investment income                                                                           115,974
      Accumulated net realized gain on investments                                                                2,045,352
                                                                                                       ---------------------
                                                                                                       ---------------------

NET ASSETS                                                                                           $          126,280,280
                                                                                                       =====================
                                                                                                       =====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $                13.01
                                                                                                       =====================
                                                                                                       =====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                200,000,000
      Outstanding                                                                                                 9,705,573

(1)  Cost of investments in securities:                                                              $          123,650,882

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                                                        $            3,172,418
                                                                                                       ---------------------
                                                                                                       ---------------------

EXPENSES:
     Management fees                                                                                                333,379
                                                                                                       ---------------------
                                                                                                       ---------------------

NET INVESTMENT INCOME                                                                                             2,839,039
                                                                                                       ---------------------
                                                                                                       ---------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                             1,194,172
     Change in net unrealized appreciation on investments                                                        (4,593,410)
                                                                                                       ---------------------
                                                                                                       ---------------------

     Net realized and unrealized loss on investments                                                             (3,399,238)
                                                                                                       ---------------------
                                                                                                       ---------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $             (560,199)
                                                                                                       =====================
                                                                                                       =====================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                         2004                   2003
                                                                                    ----------------       ---------------
                                                                                    --------------------------------------
                                                                                          UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                        $       2,839,039      $      8,336,648
     Net realized gain on investments                                                     1,194,172             1,296,097
     Change in net unrealized appreciation on investments                                (4,593,410)           (4,135,605)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     Net increase (decrease) in net assets resulting from operations                       (560,199)            5,497,140
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                          (2,741,102)           (8,004,313)
     From net realized gains                                                                                   (1,052,179)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     Total distributions                                                                 (2,741,102)           (9,056,492)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                   36,649,533           100,625,516
     Reinvestment of distributions                                                        2,741,102             9,056,492
     Redemptions of shares                                                              (53,871,099)         (164,521,058)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     Net decrease in net assets resulting from share transactions                       (14,480,464)          (54,839,050)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     Total decrease in net assets                                                       (17,781,765)          (58,398,402)

NET ASSETS:
     Beginning of period                                                                144,062,045           202,460,447
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     End of period  (1)                                                           $     126,280,280      $    144,062,045
                                                                                    ================       ===============
                                                                                    ================       ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                                 2,737,044             7,375,574
     Issued in reinvestment of distributions                                                207,492               667,927
     Redeemed                                                                            (4,035,641)          (12,100,041)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     Net decrease                                                                        (1,091,105)           (4,056,540)
                                                                                    ================       ===============
                                                                                    ================       ===============

(1) Including undistributed net investment income                                 $         115,974      $         18,037

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                           Six Months Ended      Year Ended December 31,
                                           June 30, 2004     2003         2002 ~       2001 ~        2000 ~        1999 ~
                                           --------------------------   -----------  -----------   -----------   -----------
                                           --------------------------   -----------  -----------   -----------   -----------
                                                   UNAUDITED
Net Asset Value, Beginning of Period     $       13.34  $      13.63  $      13.11 $      12.86  $      12.28  $      13.01

Income from Investment Operations

Net investment income                             0.29          0.61          0.21         0.69          0.77          0.70
Net realized and unrealized gain (loss)          (0.34)        (0.19)         0.56         0.27          0.57         (0.74)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Income (Loss) From
    Investment Operations                        (0.05)         0.42          0.77         0.96          1.34         (0.04)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Less Distributions

From net investment income                       (0.28)        (0.61)        (0.21)       (0.71)        (0.76)        (0.69)
From net realized gains                                        (0.10)        (0.04)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Distributions                              (0.28)        (0.71)        (0.25)       (0.71)        (0.76)        (0.69)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Net Asset Value, End of Period           $       13.01  $      13.34  $      13.63 $      13.11  $      12.86  $      12.28
                                           ============   ===========   ===========  ===========   ===========   ===========
                                           ============   ===========   ===========  ===========   ===========   ===========


Total Return                                    (0.43%)o       3.08%         9.69%        7.52%        11.28%        (0.31%)

Net Assets, End of Period ($000)         $     126,280  $    144,062  $    202,460 $    182,737  $    147,990  $    133,485

Ratio of Expenses to Average Net Assets          0.50% *       0.50%         0.50%        0.50%         0.50%         0.56%

Ratio of Net Investment Income to
    Average Net Assets                           4.26% *       4.47%         5.01%        5.60%         6.24%         5.56%

Portfolio Turnover Rate                         48.37% o      13.66%        53.33%       56.51%        27.38%       127.95%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $2,113,040 and $12,574,706, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $61,597,031 and $68,275,464, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $123,427,822. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,258,260 and gross depreciation of securities in which there was an excess of tax cost over value of $1,158,627, resulting in net appreciation of $2,099,633.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio. The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Maxim Bond Index Portfolio

BONDS

AGENCY --- 42.01%
     77,427 Fannie Mae                                                    80,555
            7.000% December 1, 2007
    975,364 Fannie Mae                                                   972,316
            5.500% May 1, 2033
  2,416,837 Fannie Mae                                                 2,422,879
            5.000% June 1, 2018
    318,752 Fannie Mae                                                   337,468
            6.500% November 1, 2009
  4,855,894 Fannie Mae                                                 4,966,107
            6.000% January 1, 2033
     31,735 Fannie Mae                                                    33,814
            8.000% June 1, 2012
    273,360 Fannie Mae                                                   299,922
            8.000% November 1, 2022
    987,670 Fannie Mae                                                   942,318
            4.000% April 1, 2019
  1,121,979 Fannie Mae                                                 1,151,080
            6.000% January 1, 2029
  5,820,273 Fannie Mae                                                 5,802,077
            5.500% March 1, 2034
  5,991,461 Fannie Mae                                                 5,791,122
            5.000% May 1, 2034
    439,549 Fannie Mae                                                   466,775
            7.000% May 1, 2011
  1,120,171 Fannie Mae                                                 1,187,731
            7.000% July 1, 2032
  1,220,846 Fannie Mae                                                 1,275,021
            6.500% June 1, 2032
    906,845 Fannie Mae                                                   948,503
            6.000% July 1, 2017
     69,152 Fannie Mae                                                    73,683
            8.000% December 1, 2012
    436,474 Fannie Mae                                                   462,093
            6.500% December 1, 2013
  2,000,000 Fannie Mae **                                              2,092,396
            5.250% April 15, 2007
    600,000 Fannie Mae **                                                646,252
            6.000% May 15, 2008
  1,500,000 Fannie Mae **                                              1,650,840
            6.625% November 15, 2030
  1,000,000 Fannie Mae **                                                949,975
            2.500% June 15, 2008
  1,000,000 Fannie Mae **                                              1,106,222
            6.625% September 15, 2009
  1,000,000 Fannie Mae **                                              1,043,295
            5.500% February 15, 2006
  3,000,000 Fannie Mae **                                              2,957,691
            3.250% November 15, 2007
  2,000,000 Federal Home Loan Bank **                                  1,937,098
            4.500% November 15, 2012
  1,545,827 Freddie Mac                                                1,618,288
            6.500% November 1, 2032
    226,504 Freddie Mac                                                  237,122
            6.500% November 1, 2032
    838,007 Freddie Mac                                                  877,289
            6.500% November 1, 2032
  1,305,057 Freddie Mac                                                1,336,770
            5.500% February 1, 2018
    270,725 Freddie Mac                                                  292,254
            7.500% May 1, 2027
  1,556,847 Freddie Mac                                                1,523,115
            4.500% March 1, 2019
  2,079,476 Freddie Mac                                                2,076,777
            5.500% June 1, 2033
    418,171 Freddie Mac                                                  443,392
            7.000% May 1, 2032
     38,331 Freddie Mac                                                   41,298
            7.500% August 1, 2030
    425,431 Freddie Mac                                                  444,367
            6.500% April 1, 2029
  1,153,363 Freddie Mac                                                1,156,247
            5.000% August 1, 2018
  1,621,023 Freddie Mac                                                1,587,616
            4.500% March 1, 2018
    600,000 Freddie Mac **                                               626,152
            5.125% October 15, 2008
     11,657 Ginnie Mae                                                    12,282
            8.000% January 15, 2007
     11,689 Ginnie Mae                                                    12,316
            8.000% April 15, 2007
     15,788 Ginnie Mae                                                    16,635
            8.000% June 15, 2007
      6,324 Ginnie Mae                                                     6,584
            8.000% August 15, 2006
     15,152 Ginnie Mae                                                    15,777
            8.000% December 15, 2006
      5,935 Ginnie Mae                                                     6,253
            8.000% March 15, 2007
    160,487 Ginnie Mae                                                   180,131
            9.000% April 15, 2021
     98,911 Ginnie Mae                                                   106,974
            7.500% December 15, 2025
    131,923 Ginnie Mae                                                   148,355
            9.000% January 15, 2017
    247,585 Ginnie Mae                                                   264,401
            7.000% July 15, 2025
    100,084 Ginnie Mae II                                                107,907
            7.500% December 20, 2029
                                                                     $52,735,535

BANKS --- 0.82%
  1,000,000 Bank of America Corp                                       1,032,205
            Notes
            4.750% October 15, 2006
                                                                      $1,032,205

BROADCAST/MEDIA --- 1.11%
  1,300,000 News America Inc                                           1,405,873
            Senior Notes
            6.625% January 9, 2008
                                                                      $1,405,873

CANADIAN - PROVINCIAL --- 0.85%
  1,000,000 Province of Quebec                                         1,061,743
            Bonds
            5.750% February 15, 2009
                                                                      $1,061,743

CHEMICALS --- 0.89%
  1,000,000 EI du Pont de Nemours & Co                                 1,117,597
            Notes
            6.875% October 15, 2009
                                                                      $1,117,597

COMMERCIAL MORTGAGE BACKED --- 2.47%
    458,162 Commercial Mortgage Acceptance Corp                          486,289
            Series 1999-C1 Class A1
            6.790% June 15, 2031
    942,121 Merrill Lynch Mortgage Investors Inc                         998,981
            Series 1998-C2 Class A2
            6.390% February 15, 2030
  1,518,753 Morgan Stanley Capital I                                   1,620,037
            Series 1999-CAM1 Class A3
            6.920% March 15, 2032
                                                                      $3,105,307

ELECTRIC COMPANIES --- 0.83%
  1,000,000 Baltimore Gas & Electric Co                                1,039,403
            Notes
            5.250% December 15, 2006
                                                                      $1,039,403

FINANCIAL SERVICES --- 4.68%
  1,000,000 American Express Credit Corp                                 962,661
            Notes
            3.000% May 16, 2008
  1,000,000 Citigroup Inc                                              1,091,207
            Notes
            6.500% January 18, 2011
  1,500,000 General Electric Capital Corp                              1,712,295
            Notes
            7.375% January 19, 2010
  1,000,000 General Motors Acceptance Corp                             1,041,360
            Notes
            6.125% September 15, 2006
  1,000,000 Household Finance Corp                                     1,067,407
            Notes
            6.375% October 15, 2011
                                                                      $5,874,930

FOOD & BEVERAGES --- 3.88%
  1,000,000 Anheuser-Busch Co Inc                                        994,541
            Debentures
            5.950% January 15, 2033
  1,500,000 ConAgra Foods Inc                                          1,737,585
            Notes
            7.875% September 15, 2010
  1,000,000 General Mills Inc                                          1,047,127
            Notes
            6.000% February 15, 2012
  1,000,000 Kellogg Co                                                 1,096,868
            Notes
            6.600% April 1, 2011
                                                                      $4,876,121

FOREIGN BANKS --- 1.17%
  1,300,000 African Development Bank                                   1,464,087
            Subordinated Notes
            6.875% October 15, 2015
                                                                      $1,464,087

FOREIGN GOVERNMENTS --- 1.59%
  1,000,000 Government of Italy                                          996,312
            Bonds
            2.500% March 31, 2006
  1,000,000 Government of Mexico                                         998,000
            Notes
            6.375% January 16, 2013
                                                                      $1,994,312

GOLD, METALS & MINING --- 0.90%
  1,000,000 Alcoa Inc                                                  1,135,281
            Notes
            7.375% August 1, 2010
                                                                      $1,135,281

HOUSEHOLD GOODS --- 0.89%
  1,000,000 Procter & Gamble Co                                        1,118,572
            Unsubordinated Notes
            6.875% September 15, 2009
                                                                      $1,118,572

INSURANCE RELATED --- 0.86%
  1,000,000 MetLife Inc                                                1,073,515
            Senior Notes
            6.125% December 1, 2011
                                                                      $1,073,515

INVESTMENT BANK/BROKERAGE FIRM --- 1.72%
  1,000,000 Merrill Lynch & Co Inc                                     1,062,987
            Notes
            6.000% February 17, 2009
  1,000,000 Morgan Stanley                                             1,095,869
            Unsurbordinated Notes
            6.750% April 15, 2011
                                                                      $2,158,856

LEISURE & ENTERTAINMENT --- 2.21%
  1,000,000 AOL Time Warner Inc                                        1,058,800
            Notes
            6.150% May 1, 2007
  1,500,000 Viacom Inc Class B                                         1,712,424
            Notes
            7.700% July 30, 2010
                                                                      $2,771,224

OIL & GAS --- 1.12%
  1,300,000 Kinder Morgan Inc                                          1,408,823
            Senior Notes
            6.800% March 1, 2008
                                                                      $1,408,823

OTHER ASSET-BACKED --- 0.86%
  1,035,000 Comed Transitional Funding Trust                           1,084,185
            Series 1998-1 Class A6
            5.630% June 25, 2009
                                                                      $1,084,185

PAPER & FOREST PRODUCTS --- 1.12%
  1,300,000 Union Camp Corp                                            1,401,937
            Notes
            6.500% November 15, 2007
                                                                      $1,401,937

RAILROADS --- 0.87%
  1,000,000 Union Pacific Corp                                         1,088,705
            Notes
            6.790% November 9, 2007
                                                                      $1,088,705

SUPRANATIONALS --- 0.78%
  1,000,000 European Investment Bank                                     976,552
            Notes
            3.000% June 16, 2008
                                                                        $976,552

TELEPHONE & TELECOMMUNICATIONS --- 0.82%
  1,000,000 Verizon New Jersey Inc                                     1,026,750
            Debentures
            5.875% January 17, 2012
                                                                      $1,026,750

U.S. GOVERNMENTS --- 22.36%
    600,000 United States of America                                     725,367
            7.250% May 15, 2016
    500,000 United States of America                                     654,844
            8.125% August 15, 2019
    800,000 United States of America                                     885,875
            6.250% August 15, 2023
    700,000 United States of America                                     917,492
            8.000% November 15, 2021
    500,000 United States of America                                     522,188
            4.750% November 15, 2008
    400,000 United States of America                                     450,719
            6.500% February 15, 2010
    500,000 United States of America                                     496,289
            1.625% September 30, 2005
  1,000,000 United States of America                                   1,008,555
            5.375% February 15, 2031
    500,000 United States of America                                     495,235
            1.875% January 31, 2006
    500,000 United States of America                                     496,524
            2.625% November 15, 2006
    500,000 United States of America                                     495,547
            1.625% October 31, 2005
    500,000 United States of America                                     496,582
            2.250% April 30, 2006
    800,000 United States of America                                     826,250
            4.875% February 15, 2012
    500,000 United States of America                                     501,680
            3.875% May 15, 2009
    500,000 United States of America                                     475,742
            2.625% March 15, 2009
    500,000 United States of America                                     495,410
            1.125% June 30, 2005
    500,000 United States of America                                     496,524
            1.250% May 31, 2005
    600,000 United States of America                                     831,070
            8.750% August 15, 2020
    500,000 United States of America                                     500,449
            3.250% August 15, 2007
    500,000 United States of America                                     495,840
            1.875% December 31, 2005
    500,000 United States of America                                     496,543
            1.875% November 30, 2005
    800,000 United States of America                                     810,344
            3.500% November 15, 2006
    500,000 United States of America                                     493,809
            3.250% August 15, 2008
    500,000 United States of America                                     493,106
            3.000% February 15, 2008
    500,000 United States of America                                     484,317
            2.625% May 15, 2008
    500,000 United States of America                                     490,254
            2.250% February 15, 2007
    500,000 United States of America                                     545,156
            5.750% August 15, 2010
    500,000 United States of America                                     494,082
            2.000% May 15, 2006
    800,000 United States of America                                     780,938
            4.250% August 15, 2013
    800,000 United States of America                                     778,656
            4.250% November 15, 2013
    500,000 United States of America                                     517,715
            4.625% May 15, 2006
    500,000 United States of America                                     485,801
            3.125% April 15, 2009
    500,000 United States of America                                     492,676
            1.625% February 28, 2006
    500,000 United States of America                                     500,000
            3.125% May 15, 2007
    500,000 United States of America                                     516,797
            4.375% May 15, 2007
    500,000 United States of America                                     495,723
            2.375% August 15, 2006
    500,000 United States of America                                     498,906
            2.000% August 31, 2005
    500,000 United States of America                                     490,918
            1.500% March 31, 2006
    800,000 United States of America                                     895,718
            6.250% May 15, 2030
    500,000 United States of America                                     495,274
            3.000% November 15, 2007
    500,000 United States of America                                     496,660
            1.500% July 31, 2005
    500,000 United States of America                                     549,434
            6.000% August 15, 2009
    500,000 United States of America                                     538,203
            5.625% May 15, 2008
    900,000 United States of America                                     986,238
            6.125% November 15, 2027
    500,000 United States of America                                     616,387
            7.500% November 15, 2016
    800,000 United States of America                                     835,156
            5.000% August 15, 2011
    500,000 United States of America                                     522,793
            5.750% November 15, 2005
                                                                     $28,069,786

UTILITIES --- 0.88%
  1,000,000 ONEOK Inc                                                  1,100,401
            Senior Notes
            7.125% April 15, 2011
                                                                      $1,100,401

WHOLE LOAN --- 0.87%
  1,000,000 GSR Mortgage Loan Trust                                    1,088,755
            Notes
            6.650% May 15, 2009
                                                                      $1,088,755

TOTAL BONDS --- 96.56%                                              $121,210,455
(Cost $119,333,882)

SHORT-TERM INVESTMENTS

  4,317,000 Fannie Mae                                                 4,317,000
                  1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 3.44%                                $4,317,000
(Cost $4,317,000)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%                           $125,527,455
(Cost $123,650,882)

Legend
** Security is an agency note with maturity date and interest rate indicated. See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004